Benefit Plans, Estimated Future Benefit Payments, Assumptions and Change in Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2021	$ 1,850
2022	1,830
2023	1,815
2024	1,821
2025	1,814
2026 - 2030	$ 9,101
Assumptions used to determine benefit obligation [Abstract]
Discount rate	2.65%	3.56%	4.53%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	3.56%	4.53%	3.93%
Expected long-term rate of return on assets, net of tax	6.00%	6.50%	6.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 30,800
Service cost	37	$ 42	$ 34
Interest cost	1,076	1,244	$ 1,197
Net actuarial loss	3,523	2,818
Accumulated benefit obligation at end of year	33,500	$ 30,800
Postretirement Benefits [Member]
Estimated future benefit payments [Abstract]
2021	121
2022	133
2023	146
2024	160
2025	181
2026 - 2030	$ 1,257
Assumptions used to determine benefit obligation [Abstract]
Discount rate	2.65%	3.56%	4.53%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	3.56%	4.53%	3.93%
Expected long-term rate of return on assets, net of tax	4.50%	4.50%	4.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 6,134	$ 5,400
Service cost	73	65	$ 53
Interest cost	203	239	202
Benefits paid	(116)	(173)
Net actuarial loss	315	603
Accumulated benefit obligation at end of year	6,609	6,134	5,400
Supplementary Pension Plan [Member]
Pension and Other Postretirement Benefits Cost [Abstract]
Plan expense	2,200	1,900	$ 1,400
Assets Held-in-trust [Abstract]
Assets held in trust	2,300	2,400
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	2,300
Accumulated benefit obligation at end of year	$ 2,300	$ 2,300